Stock-Based Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for stock-based compensation plans	$ 132,000,000	$ 104,000,000	$ 121,000,000
Total income tax benefit recognized for stock-based compensation plans	$ 32,000,000	$ 25,000,000	$ 29,000,000
Authorized number of shares that may be issued as equity awards (in shares)			111,600,000	71,600,000
Increase in number of shares that may be issued as equity awards (in shares)			40,000,000
Common shares, shares issued (in shares)	1,256,702,081	1,256,702,081
Common shares available for future grant under compensation plans (in shares)	13,856,968
Maximum percentage of outstanding common stock that may be granted as options	6.00%
Rolling period in which a certain percentage of common stock cannot be granted as options	3 years
Exercise rate of stock options granted to employees	25.00%
Vesting period for compensation cost	4 years
Weighted-average grant-date fair value of options (in dollars per share)	$ 4.93	$ 3.43	$ 4.23
Number of options, exercised (in shares)	655,461
Total intrinsic value of exercised options	$ 4,000,000	$ 3,000,000	$ 1,000,000
Cash received from options exercised	8,000,000	10,000,000	$ 1,000,000
Actual tax benefit realized for tax deductions from options exercised	$ 1,000,000	$ 1,000,000
Mandatory deferred incentive awards, vesting rate	25.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)			3,000,000
Deferred Cash Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Equity Based Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested options expected to vest	$ 1,000,000
Weighted-average period	2 years 3 months 18 days
Options expiration years	10 years
Number of options, exercised (in shares)	655,461	819,268	134,484
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for compensation cost	1 year
Exercise price	100.00%
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration years	10 years
Exercise price	110.00%
Deferred Compensation Plans and Other Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value granted (in dollars per share)	$ 16.61	$ 15.69	$ 12.93
Deferred Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units/shares vested	$ 16,000,000	$ 18,000,000	$ 20,000,000
Unrecognized compensation cost related to nonvested options expected to vest	$ 9,000,000
Weighted-average period	2 years 6 months
Long-Term Incentive Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units/shares vested	$ 105,000,000	$ 130,000,000	$ 133,000,000
Weighted-average grant-date fair value granted (in dollars per share)	$ 18.25	$ 13.06	$ 17.81
Unrecognized compensation cost related to nonvested options expected to vest	$ 113,000,000
Weighted-average period	2 years 2 months 12 days
Discounted Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee discount on the purchase of stock through discounted stock purchase plan	10.00%
Purchases are limited to any month	$ 10,000
Purchases are limited to any calendar year	$ 50,000
Issuance of common shares (in shares)	430,033	459,778	720,280
Weighted-average cost of common shares issued under the plan (in dollars per share)	$ 15.61	$ 13.96	$ 10.62
Vesting Contingent on Performance and Service Conditions - Payable in Stock | Long-Term Incentive Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance units vested (in shares)	0	30,323
Weighted-average grant-date fair value granted (in dollars per share)	$ 15.42
Vesting Contingent on Performance and Service Conditions - Payable in Stock | Long-Term Incentive Compensation Program | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units/shares vested	$ 0	$ 1,000,000
Vesting Contingent on Performance and Service Conditions - Payable in Cash | Long-Term Incentive Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance units vested (in shares)	36,078
Weighted-average grant-date fair value granted (in dollars per share)	$ 20.82
Vesting Contingent on Performance and Service Conditions - Payable in Cash | Long-Term Incentive Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance units vested (in shares)		1,556,149
Vesting Contingent on Performance and Service Conditions - Payable in Cash | Long-Term Incentive Compensation Program | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units/shares vested	$ 1,000,000	$ 22,000,000